Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land	$ 33,947,000	$ 30,807,000
Buildings	341,852,000	330,925,000
Leasehold and land improvements	1,188,720,000	1,129,818,000
Cell site equipment	3,100,916,000	2,874,397,000
Switching equipment	1,155,114,000	1,113,780,000
Office furniture and equipment	535,656,000	570,776,000
Other operating assets and equipment	128,290,000	127,253,000
System development	631,184,000	545,193,000
Work in process	362,749,000	285,500,000
Property, plant and equpment, gross	7,478,428,000	7,008,449,000
Less: Accumulated depreciation	(4,455,840,000)	(4,218,147,000)
Property, plant and equipment, net	3,022,588,000	2,790,302,000
Depreciation and amortization expense	597,700,000	565,100,000	559,000,000
Loss on asset disposals, net	$ 18,100,000	$ 9,900,000	$ 10,700,000
Buildings
Property, Plant and Equipment [Line Items]
Useful life	20 years
Leasehold Improvements [Member] | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold Improvements [Member] | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	6 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other operating equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other operating equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years